Equity Investments (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Schedule of Equity Method Investments [Line Items]
Equity earnings	$ 1.0	$ 1.6
Distributions	$ 0.2	$ 4.8